Jeremy D. Franklin Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-988-4101 F 704-988-1615 jeremy.franklin@tiaa.org

July 28, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re: TIAA-CREF Funds Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we have attached for filing Post-Effective Amendment No. 94 to the above-captioned registration statement on Form N-1A (“Amendment No. 94”), including exhibits.

Amendment No. 94 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on August 1, 2016. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 94 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) or Rule 485.

The main purpose of Amendment No. 94 is to update the Funds’ disclosure, including financial and performance information, and to make effective two new series, the International Bond Fund and the Small/Mid-Cap Equity Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin

cc: Rachael M. Zufall